UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-23403

Principal Diversified Select Real Asset Fund
(Exact name of registrant as specified in charter)

801 Grand Avenue, Des Moines, IA 50309
(Address of principal executive offices)                                                         (Zip code)

Principal Global Investors, LLC, 801 Grand Avenue, Des Moines, IA 50309
(Name and address of agent for service)

Registrant’s telephone number, including area code:	515-248-0156

Date of fiscal year end:	March 31, 2021

Date of reporting period:	September 30, 2020

ITEM 1 – REPORT TO STOCKHOLDERS

Principal Diversified Select Real Asset Fund
Semiannual Report
September 30, 2020
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Rev. 01/2020
EE11865PFI-03
FACTS
WHAT DOES PRINCIPAL FUNDS DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number and income
• Assets and transaction history
• Account transactions and account balances
When you are no longer our customer, we continue to share your information as described in this notice
How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Principal Funds chooses to share; and whether you can limit this sharing.
REASONS WE CAN SHARE YOUR
PERSONAL INFORMATION
DOES PRINCIPAL
FUNDS SHARE?
CAN YOU LIMIT THIS
SHARING?
For our everyday business purposes —such as to
process your transactions, maintain your account(s),
respond to court orders and legal investigations, or
report to credit bureaus
Yes No
For our marketing purposes —to offer our products
and services to you
Yes No
For joint marketing with other financial companies No We don’t share
For our affiliates’ everyday business purposes —
information about your transactions and experiences
Yes No
For our affiliates’ everyday business purposes —
information about your creditworthiness
No We don’t share
For nonaffiliates to market to you No We don’t share
Questions?
Call 1-800-222-5852 or go to www.principalfunds.com/customer-support/contact-us

EE11865PFI-03 | 01/2020
Who we are
Who is providing this notice? Principal Funds includes Principal Funds, Inc., Principal Funds Distributor,
Inc., and Principal Diversified Select Real Asset Fund.
What we do
How does Principal Funds
protect my personal
information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Principal
Funds collect my personal
information?
We collect your personal information, for example, when you
• Open an account or seek advice about your investments
• Direct us to buy securities or make deposits, or withdrawals from your account
• Give us your contact information or show your government issued ID
We also collect your personal information from others, such as affiliates, or other companies.
Why can’t I limit all
sharing?
Federal law gives you the right to limit only
• sharing for affiliates’ everyday business purposes—information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates Companies related by common ownership or control. They can be financial and nonfinancial companies.
• Our affiliates include companies of Principal Financial Group
®
Nonaffiliates Companies not related by common ownership or control. They can be financial and nonfinancial companies.
• Principal Funds does not share with nonaffiliates so they can market to you.
Joint marketing A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
• Principal Funds does not jointly market.
Other important information
This Privacy Notice governs information that you provide to Principal (or that we otherwise receive) when you apply for or receive a product or service used primarily for personal, family or household purposes.
We may collect additional information depending on the nature of your relationship with Principal or if you interact with us through our website or other digital technologies. Details about how we protect and use this additional information, including information about your privacy rights under California law such as the
California Consumer Privacy Act, are available online at www.principal.com/privacy-policies .
If you do not have access to www.principal.com/privacy-policies, please contact us at 1-800-986-3343 to have a copy mailed to you.

Table of Contents
Not FDIC or NCUA insured
May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency
Financial Statements 1
Notes to Financial Statements 5
Schedule of Investments 14
Financial Highlights (includes performance information) 20
Shareholder Expense Example 22
Supplemental Information 23

Statement of Assets and Liabilities
September 30, 2020 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Principal Diversified
Select Real Asset Fund
Investment in securities--at cost ......................................................................................................................
$ 142,018
Assets
Investment in securities--at value  ...................................................................................................................... $ 140,745
Cash ..................................................................................................................................................... 9
Receivables:
Dividends and interest ............................................................................................................................. 547
Expense reimbursement from Manager ........................................................................................................... 123
Investment securities sold ......................................................................................................................... 272
Prepaid expenses ........................................................................................................................................
8
Total Assets   141,704
Liabilities
Accrued management and investment advisory fees .................................................................................................... 195
Accrued transfer agent fees ............................................................................................................................. 53
Accrued directors' expenses ............................................................................................................................. 2
Accrued professional fees ............................................................................................................................... 51
Accrued valuation fees .................................................................................................................................. 83
Cash overdraft ........................................................................................................................................... 71
Payables:
Investment securities purchased .................................................................................................................. 41
Total Liabilities
496
Net Assets Applicable to Outstanding Shares ........................................................................................................
$ 141,208
Net Assets Consist of:
Capital shares and additional paid-in-capital ........................................................................................................... $ 147,181
Total distributable earnings (accumulated loss) .........................................................................................................
(5,973)
Total Net Assets
$ 141,208
Capital Stock (par value: $.01 per share):
Net Asset Value Per Share:
Class A : Net Assets ...................................................................................................................................... $ 239
Shares Issued and Outstanding .................................................................................................................... 10
Net Asset Value per share ......................................................................................................................... $ 23 .12
(a)
Maximum Offering Price .........................................................................................................................
$ 24 .53
Class Y : Net Assets ...................................................................................................................................... $ 140,729
Shares Issued and Outstanding .................................................................................................................... 6,063
Net Asset Value per share .........................................................................................................................
$ 23 .21
Institutional : Net Assets ................................................................................................................................. $ 240
Shares Issued and Outstanding .................................................................................................................... 10
Net Asset Value per share .........................................................................................................................
$ 23 .15
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statement of Operations
Period Ended September 30, 2020 (unaudited)

See accompanying notes.
Amounts in thousands
Principal Diversified
Select Real Asset Fund
Net Investment Income (Loss)
Income:
Dividends .............................................................................................................................................. $ 1,787
Withholding tax ....................................................................................................................................... (97)
Interest ................................................................................................................................................. 1,251
Total Income 2,941
Expenses:
Management and investment advisory fees ........................................................................................................... 1,082
Registration fees - Class A ............................................................................................................................ 17
Registration fees - Class Y ............................................................................................................................ 16
Registration fees - Institutional ....................................................................................................................... 17
Shareholder reports - Class A ......................................................................................................................... 2
Shareholder reports - Class Y ......................................................................................................................... 4
Shareholder reports - Institutional .................................................................................................................... 2
Transfer agent fees - Class A .......................................................................................................................... 21
Transfer agent fees - Class Y .......................................................................................................................... 33
Transfer agent fees - Institutional ..................................................................................................................... 27
Custodian fees ......................................................................................................................................... 16
Directors' expenses .................................................................................................................................... 2
Professional fees ...................................................................................................................................... 63
Valuation expenses .................................................................................................................................... 62
Other expenses ........................................................................................................................................ 70
Total Gross Expenses 1,434
Less: Reimbursement from Manager ................................................................................................................. 337
Less: Reimbursement from Manager - Class A ....................................................................................................... 41
Less: Reimbursement from Manager - Class Y ....................................................................................................... 263
Less: Reimbursement from Manager - Institutional .................................................................................................. 46
Total Net Expenses 747
Net Investment Income (Loss) 2,194
Net Realized and Unrealized Gain (Loss) on investments and foreign currencies
Net realized gain (loss) from:
Investment transactions ............................................................................................................................... (3,081)
Foreign currency transactions ......................................................................................................................... (25)
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................................................................ 25,152
Translation of assets and liabilities in foreign currencies ............................................................................................. 3
Net Realized and Unrealized Gain (Loss) on investments and foreign currencies 22,049
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 24,243

Statement of Changes in Net Assets
(unaudited)

See accompanying notes.
Amounts in thousands
Principal Diversified Select Real Asset
Fund
Period Ended
September 30, 2020
Period Ended
March 31 , 2020
(a)
Operations
Net investment income (loss) ....................................................................................................... $ 2,194 $ 2,114
Net realized gain (loss) on investments and foreign currencies .................................................................... (3,106) (1,792)
Net change in unrealized appreciation/depreciation of investments and translation of assets & liabilities in foreign currencies ..
25,155 (26,427)
Net Increase (Decrease) in Net Assets Resulting from Operations 24,243 (26,105)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (2,138) (1,974)
From tax return of capital ...........................................................................................................
– (238)
Total Dividends and Distributions (2,138) (2,212)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
20,208 127,112
Total Increase (Decrease) in Net Assets 42,313 98,795
Net Assets
Beginning of period .................................................................................................................
98,895 100
End of period .......................................................................................................................
$ 141,208 $ 98,895
Class A Class Y Institutional
Capital Share Transactions:
Period Ended September 30, 2020
Dollars:
Sold ....................................................................................... $ – $ 18,070 $ –
Reinvested .................................................................................. 3 2,131 4
Net Increase (Decrease) .........................................................................
$ 3 $ 20,201 $ 4
Shares:
Sold ....................................................................................... – 887 –
Reinvested .................................................................................. – 95 –
Net Increase (Decrease) .........................................................................

Period Ended March 31, 2020
(a)
Dollars:
Sold ....................................................................................... $ 225 $ 124,450 $ 225
Reinvested .................................................................................. 4 2,204 4
Net Increase (Decrease) .........................................................................
$ 229 $ 126,654 $ 229
Shares:
Sold ....................................................................................... 9 4,985 9
Reinvested .................................................................................. – 94 –
Net Increase (Decrease) .........................................................................
9 5,079 9
Dividends and Distributions to Shareholders:
Period Ended September 30, 2020
From net investment income and net realized gain on investments ........................................... $ (3) $ (2,131) $ (4)
Total Dividends and Distributions
$ (3) $ (2,131) $ (4)
Period Ended March 31, 2020
(a)
From net investment income and net realized gain on investments ........................................... $ (4) $ (1,966) $ (4)
From tax return of capital ........................................................................ – (238) –
Total Dividends and Distributions
$ (4) $ (2,204) $ (4)
(a)
Period from June 25, 2019, date operations commenced, through March 31, 2020.

Statement of Cash Flows
Period Ended September 30, 2020 (unaudited)

See accompanying notes.
Amounts in thousands
Principal Diversified
Select Real Asset
Fund
Cash Flows from Operating Activities:
Net increase in net assets from operations .............................................................................. $ 24,243
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities ............................................................................... (47,914)
Proceeds from sale of investment securities ........................................................................ 29,297
Net sales or (purchases) of short term securities ..................................................................... (1,686)
Net accretion of bond discounts and amortization of premiums .......................................................... 97
Change in unrealized (appreciation) depreciation on investments (25,152)
Net realized gain (loss) from investments .......................................................................... 3,081
(Increase) decrease in dividends and interest receivable ................................................................ (29)
(Increase) decrease in investment securities sold ..................................................................... 84
Increase (decrease) in accrued fees, expenses, and expense reimbursement from Manager ....................................... 121
Increase (decrease) in investment securities purchased ................................................................ (197)
Net cash used by operating activities (18,055)
Cash Flows from Financing Activities:
Proceeds from shares sold ..................................................................................... 18,070
Increase (decrease) in foreign currency cash overdraft ................................................................. 71
Net cash provided by financing activities 18,141
Net increase in cash ......................................................................................... 86
Cash:
Beginning of period ......................................................................................... $ (77)
End of period ..............................................................................................
$ 9
Supplemental disclosure of cash flow information:
Reinvestment of dividends and distributions ....................................................................... $ 2,138

Notes to Financial Statements
Principal Diversified Select Real Asset Fund
September 30, 2020 (unaudited)

1. Organization
Principal Diversified Select Real Asset Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund continuously offers three classes of shares: Class A, Class Y, and
Institutional Class. The Fund was organized as a Delaware statutory trust on September 21, 2018 pursuant to an Agreement and Declaration of Trust governed by the State of Delaware. Principal Global Investors, LLC (the “Manager”) serves as the Fund’s manager and advisor.
The Fund is structured as an interval fund, meaning it conducts quarterly repurchase offers of no less than 5% and no more than 25% of the
Fund’s outstanding shares at net asset value. Repurchase offers of more than 5% are made solely at the discretion of the Fund’s Board of
Trustees (the “Board”), and shareholders should not rely on any expectation of repurchase offers being made in excess of 5%. Shareholders should consider the Fund’s shares illiquid. The Fund’s shares are not listed on any national securities exchange and are not publicly traded.
There is currently no secondary market for the shares, and the Fund expects that no secondary market will develop. An unlimited number of shares has been authorized under the Agreement and Declaration of Trust.
Only eligible purchasers can buy shares of the Fund in that share class. The Manager and Principal Funds Distributor, Inc. (the “Distributor”)
(an affiliate of the Manager), the principal distributor of the Fund, reserve the right to broaden, limit, and change the designation of eligible purchasers without notice. Shares of the Fund are only sold in U.S. jurisdictions. Subject to eligibility and minimum initial investment requirements, shares of the Fund may be purchased directly or through intermediary organizations, such as broker-dealers, insurance companies, plan sponsors, third party administrators, and retirement plans. Minimum initial investment requirements are $25,000 for Class
A shares and $100,000 for Class Y and Institutional Class shares.
The Fund is an investment company and applies specialized accounting and reporting under Accounting Standards Codification Topic
946, Financial Services - Investment Companies . The Fund has not provided financial support and is not contractually required to provide financial support to any investee.
Effective June 3, 2019, the initial purchase of $25,000 of Class A shares, $50,000 shares of Class Y shares, and $25,000 of Institutional Class shares was made by Principal Financial Services, Inc., an affiliate of the Manager. The Fund commenced operations on June 25, 2019. Prior to June 25, 2019, the Fund had no operations other than matters relating to its organization and the initial purchases on June 3, 2019.
All classes of shares of the Fund represent interests in the same portfolio of investments and will vote together as a single class except where otherwise required by law or as determined by the Board. In addition, the Board declares separate dividends on each class of shares. The Fund may offer additional classes of shares in the future.
2. Significant Accounting Policies
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation. The Fund values securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Board.
The Fund invests in other publicly traded investment funds which are valued at the respective fund’s net asset value. In addition, the Fund invests a portion of its assets in private investment funds which are valued at fair value based upon the net asset value reported on a periodic basis. The appropriateness of the fair value of these securities is monitored by the Manager. The shares of other investment funds are referred to as the “Underlying Funds”.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Fund’s net asset value are reflected in the Fund’s net asset value and these securities are valued at fair value as determined

Notes to Financial Statements
Principal Diversified Select Real Asset Fund
September 30, 2020 (unaudited)

in good faith by the Manager under procedures established and periodically reviewed by the Board. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in American depositary receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Fund invests in foreign securities listed on foreign exchanges which trade on days on which the Fund does not determine net asset value, for example weekends and other customary national U.S. holidays, the Fund’s net asset value could be significantly affected on days when shareholders cannot purchase or redeem shares. Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be affected. It is the policy of the Fund to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Board as may occasionally be necessary.
Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock
Exchange. The identified cost of the Fund’s holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends, interest income, interest expense, and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation
(depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.
The Fund held securities denominated in foreign currencies that exceeded 5% of net assets of the Fund as of September 30, 2020:
Income and Investment Transactions. The Fund records investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The
Fund records dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Fund is informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized, respectively, on the level yield method over the expected lives of the respective securities. Callable debt securities purchased at a premium are amortized to the earliest call date and to the callable amount, if other than par. The Fund allocates all income and realized and unrealized gains or losses on a daily basis to each class of shares based upon the relative proportion of the value of shares outstanding of each class.
Distributions from Real Estate Investment Trusts (“REITs”) and private investment funds may be characterized as ordinary income, net capital gain, or return of capital to the Fund. The proper characterization of distributions from REITs and private investment funds is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes.
Expenses. Expenses directly attributed to the Fund are charged to the Fund. Other expenses not directly attributed to the Fund are apportioned among the registered investment companies managed by the Manager.
Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statement of operations.
In addition to the expenses the Fund bears directly, the Fund may indirectly bear a pro rata share of the fees and expenses of the Underlying
Funds in which it invests. Because the Underlying Funds have varied expense levels and the Fund may own different proportions of
Principal Diversified Select Real Asset Fund
Euro 7 .3%
Australian Dollar 5 .0
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Diversified Select Real Asset Fund
September 30, 2020 (unaudited)

Underlying Funds at different times, the amount of expense incurred indirectly by the Fund will vary. Expenses included in the statement of operations of the Fund do not include any expenses associated with the Underlying Funds.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders of the Fund are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments are determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for losses deferred due to wash sales. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes; they are reported as return of capital distributions.
Federal Income Taxes. No provision for federal income taxes is considered necessary because the Fund intends to qualify as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.
Management evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current period. During the period ended September 30, 2020, the Fund did not record any such tax benefit or expense in the accompanying financial statements.
Foreign Taxes. The Fund may be subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by the Fund as a reduction of income. These amounts are shown as withholding tax on the statement of operations.
Recent Accounting Pronouncements. In March 2020, the Financial Accounting Standards Board ("FASB") issued Accounting Standards
Update ("ASU") No. 2020-04 Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial
Reporting,  which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing London Interbank Offered Rate (“LIBOR”) or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31, 2022. Management is evaluating the underlying securities referencing LIBOR or another reference rate that is expected to be discontinued as a reference rate over the period of time the ASU is effective.
3. Operating Policies
Cross Trades. The Fund may engage in cross trades. A cross trade is a purchase or sale transaction between affiliated portfolios executed directly or through an intermediary. Entities may be considered affiliated if they have a common investment advisor, so a fund may be considered affiliated with any portfolio for which the Fund's sub-advisor acts as an investment advisor. Such transactions are permissible provided that the conditions of Rule 17a-7 under the Investment Company Act of 1940 are satisfied. For the period  ended September 30,
2020 , the Fund did not have material cross trades.
Foreign Currency Contracts. The Fund may be subject to foreign currency exchange rate risk in the normal course of pursuing the Fund's investment objectives. The Fund may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. The Fund enters into forward contracts to purchase and sell foreign currencies at a specified future date at a fixed exchange rate.
Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in fair value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase.
In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar or other respective currency.
Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days)
at approximately the value at which the Fund has valued the investments. This may have an adverse effect on the Fund’s ability to dispose of particular illiquid securities at fair value and may limit the Fund’s ability to obtain accurate market quotations for purposes of valuing the securities.
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Diversified Select Real Asset Fund
September 30, 2020 (unaudited)

Indemnification. Under the Fund’s by-laws, present and past officers, trustees and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.
Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.
Senior Floating Rate Interests. The Fund may invest in senior floating rate interests (bank loans). Senior floating rate interests typically hold the most senior position in the capital structure of a business entity (the “Borrower”), are secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Borrowers of senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the Fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.
Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London Interbank Offered Rate (“LIBOR”).
Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedule of investments.
Unfunded Commitments. In connection with the senior floating rate interests, the Fund may enter into unfunded loan commitments
(“commitments”). All or a portion of the commitments may be unfunded. The Fund is obligated to fund these commitments at the Borrower’s discretion. Therefore, the Fund must have funds sufficient to cover its contractual obligation. Commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on commitments on the statement of assets and liabilities and included in the net change in unrealized appreciation/(depreciation) of investments on the statement of operations, as applicable. As of September 30, 2020, the Fund had no commitments relating to senior floating rate interests.
The Fund may also enter into unfunded commitments relating to potential future investments in private investment funds. As of September
30, 2020, the Fund had unfunded commitments relating to potential future investments not currently held, as reported below (amounts in thousands):
4. Fair Valuation
Fair value is defined as the price that the Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Fund may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the Fund’s own estimates about the
Private Investment Fund Unfunded Commitment
Agrivest Farmland Fund
Brookfield Senior Mezzanine Real Estate Finance Fund
Brookfield Super-Core Infrastructure Partners Fund
CBRE Caledon Global Infrastructure Fund
Hancock Timberland and Farmland Fund
$6,000
5,000
5,000
6,000
11,880
3. Operating Policies (continued)

Notes to Financial Statements
Principal Diversified Select Real Asset Fund
September 30, 2020 (unaudited)

estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and listed derivatives.
Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, senior floating rate interests, municipal bonds, and US Government and Government Agency Obligations.
Level 3 – Significant unobservable inputs (including the Fund’s assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, corporate bonds, mortgage backed securities or senior floating rate interests.
In accordance with Accounting Standards Codification 820 – Fair Value Measurement , the Fund has elected to apply the practical expedient to value its investments in private investment funds at their respective net asset value each calendar quarter. These investments are excluded from the fair value hierarchy.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market-based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level
3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement.
Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).
The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund’s securities carried at value (amounts in thousands):
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal Diversified Select Real Asset Fund
Bonds* $ — $ 33,503 $ — $ 33,503
Common Stocks
Basic Materials 2,744 2,991 — 5,735
Communications 40 92 — 132
Consumer, Cyclical 111 211 — 322
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Diversified Select Real Asset Fund
September 30, 2020 (unaudited)

*For additional detail regarding sector classifications, please see the schedule of investments.
Certain detailed information is provided for those Funds with significant investments in Level 3 securities. Quantitative information about the significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy is as follows
(amounts in thousands):
The changes in investments measured at fair value for which Level 3 inputs have been used to determine fair value are as follows (amounts
in thousands):
*Securities are transferred into Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading has been halted
2. Securities that have certain restrictions on trading
3. Instances in which a security is not priced by a pricing service
**Securities are transferred out of Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading resumes
2. Securities where trading restrictions have expired
3. Instances in which a price becomes available from a pricing service
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal Diversified Select Real Asset Fund
Consumer, Non-cyclical $ 1,728 $ 2,226 $ — $ 3,954
Energy 7,994 3,579 — 11,573
Financial 8,091 5,585 — 13,676
Industrial 5,588 2,016 — 7,604
Utilities 11,236 13,777 — 25,013
Convertible Bonds* — — 4,312 4,312
Convertible Preferred Stocks
Energy — — 1,890 1,890
Financial 42 — — 42
Investment Companies 8,542 — — 8,542
Preferred Stocks
Utilities 564 — — 564
Senior Floating Rate Interests* — 502 — 502
Total $ 46,680 $ 64,482 $ 6,202 $ 117,364
Investments Using NAV as practical expedient
Private Investment Funds 23,381
Total investments in securities $ — $ — $ — $ 140,745
Fund Asset Type
Fair Value as
of September
30, 2020 Valuation Technique Unobservable Input
Input
Valuations
Diversified Select Real
Asset Fund
Convertible Bonds $ 4,312 Lattice model Debt discount rate 23.86%
Preferred Stocks 1,890 Lattice model Debt discount rate 8.72%
$ 6,202
Fair
Value
March
31,
2020
Realized
Gain/
(Loss)
Accrued
Discounts/
Premiums
and
Change in
Unrealized
Gain/
(Loss) Purchases
Proceeds
from Sales
Transfers
into Level
3*
Transfers Out
of Level 3**
Fair Value
September 30,
2020
Net Change in
Unrealized Appreciation/
(Depreciation) on
Investments held at
September 30, 2020
Diversified Select Real Asset Fund
Convertible
Bonds $ — $ — $ 2,535 $ 1,777 $ — $ — $ — $ 4,312 $ 2,535
Preferred Stocks — — 642 — — 1,248 — 1,890 642
Total
$ — $ — $ 3,177 $ 1,777 $ — $ 1,248 $ — $ 6,202 $ 3,177
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Diversified Select Real Asset Fund
September 30, 2020 (unaudited)

5. Management Agreement and Transactions with Affiliates
Management Services. The Fund has agreed to pay investment advisory and management fees to the Manager computed at an annual percentage rate of the Fund’s average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisors of the Fund, which may be affiliates of the Manager. The annual rate paid by the Fund is based upon the aggregate average daily net assets
(“aggregate net assets”) of the Fund. The investment advisory and management fee schedule for the Fund is 1.70% of aggregate net assets up to $1.5 billion and 1.65% of aggregate net assets over $1.5 billion.
The Manager has contractually agreed to waive 0.53% of the Fund’s investment advisory and management fees. It is expected that the fee waiver will continue through the period ending July 31, 2021; however, the Fund and the Manager, the parties to the agreement, may mutually agree to terminate the fee waiver prior to the end of the period.
The Manager has contractually agreed to limit the Fund’s expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The expenses borne by the Manager are subject to reimbursement by the Fund through the fiscal year end, provided no reimbursement will be made if it would result in the Fund exceeding the total operating expense limits. Any amounts outstanding at the end of the fiscal year are shown as an expense reimbursement from Manager or expense reimbursement to Manager on the statement of assets and liabilities and are settled monthly. It is expected that the operating expense limits will continue through the period ending July 31, 2021; however, the Fund and the Manager, the parties to the agreement, may mutually agree to terminate the operating expense limits prior to the end of the period.
The operating expense limits are as follows:
Distribution Fees. The Class A shares of the Fund bear distribution fees. The fees are computed at an annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Distribution fees are paid to the Distributor of the Fund. A portion of the distribution fees may be paid to other selling dealers for providing certain services. For the period ending September 30, 2020, the Fund's distribution fees were less than $500.
Chief Compliance Officer Expenses. The Fund pays certain expenses associated with the Chief Compliance Officer (“CCO”). This expense is allocated among the registered investment companies managed by the Manager based on the relative net assets of each fund and is shown on the statement of operations. For the period ending September 30, 2020, the Fund’s CCO expenses were less than $500.
Sales Charges. The Distributor retains sales charges on certain sales of Class A shares based on declining rates which begin at 5.75%. For the period ended September 30, 2020, there were no sales charges retained by the Distributor.
Affiliated Ownership . As of September 30, 2020, Principal Financial Services Inc. and Principal Life Insurance Company (each an affiliate of the Manager) owned shares of the Fund as follows (amounts of shares in thousands):
6. Investment Transactions
For the period ended September 30, 2020, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments, return of capital, and mergers) by the Fund were as follows (amounts in thousands):
Share Class
Operating Expense
Limit
Expiration
Class A
1.67% July 31, 2021
Class Y
1.17% July 31, 2021
Institutional Class 1.37%
July 31, 2021
Class A Class Y Institutional
Principal Diversified Select Real Asset Fund 10 6,063 10
Purchases Sales
Principal Diversified Select Real Asset Fund $ 46,045 $ 27,439

Notes to Financial Statements
Principal Diversified Select Real Asset Fund
September 30, 2020 (unaudited)

7. Repurchase Offers
The Fund has a fundamental policy to make quarterly repurchase offers for no less than 5% and not more than 25% of its shares at a price equal to net asset value per share, unless suspended or postponed in accordance with regulatory requirements, and that each quarterly repurchase pricing share occur on the Repurchase Pricing Date, the date that will be used to determine the Fund’s net asset value per share applicable to the repurchase. The Fund will make quarterly repurchase offers every three months, in the following months: March, June,
September, and December.
The Fund will repurchase shares that are tendered by a specific date (the “Repurchase Request Deadline”), which will be established by the
Board in accordance with Rule 23c-3, as amended from time to time. Rule 23c-3 requires the Repurchase Request Deadline to be no less than 21 and no more than 42 days after the Fund sends notification to shareholders of the repurchase offer. There will be a maximum 14 calendar day period, or the next business day if the 14th calendar day is not a business day, between the Repurchase Request Deadline and the Repurchase Pricing Date.
If a repurchase offer by the Fund is oversubscribed, the Fund may repurchase, but is not required to repurchase, additional shares up to a maximum amount of 2% of the outstanding shares of the Fund. If the Fund determines not to repurchase additional shares beyond the repurchase offer amount, or if shareholders tender an amount of shares greater than that which the Fund is entitled to repurchase, the Fund will repurchase the shares tendered on a pro rata basis.
For the period from April 1, 2020 through September 30, 2020, no shares of the Fund were repurchased during the repurchase offer windows.
8. Federal Tax Information
Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended September 30, 2020 and March
31, 2020, were as follows (amounts in thousands):
Distributable Earnings. As of March 31, 2020 , the components of distributable earnings (accumulated loss) on a federal tax basis were as follows (amounts in thousands):
Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of the Fund. As of March 31, 2020 , the Fund had approximate net capital loss carryforwards as follows (amounts in thousands):
Capital losses will be carried forward with no expiration and with the character of the loss retained. For the period from June 25, 2019, date operations commenced, through March 31, 2020 , the Fund did not utilize any capital loss carryforwards.
Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable period from June 25, 2019, date operations commenced, through March 31, 2020 , the Fund does not plan to defer any late-year losses.
Reclassification of Capital Accounts. The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting.
Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the
Fund’s distributions may be shown in the accompanying statement of changes in net assets as from net investment income and net realized
Ordinary Income Return of Capital
September
30, 2020
March
31, 2020
September
30, 2020
March
31, 2020
Principal Diversified Select Real Asset
Fund $ 2,138 $ 1,974 $ — $ 238
Accumulated
Losses
Net Unrealized
Appreciation
(Depreciation)
Total Accumulated
Earnings (Deficit)
Principal Diversified Select Real Asset Fund $ (580) $ (27,498) $ (28,078)
Short-Term Long-Term Total
Principal Diversified Select Real Asset Fund $ 580 $ — $ 580

Notes to Financial Statements
Principal Diversified Select Real Asset Fund
September 30, 2020 (unaudited)

gain on investments or from tax return of capital depending on the type of book and tax differences that exist. For the period from June 25,
2019, date operations commenced, through March 31, 2020, the Fund recorded reclassifications as follows (amounts in thousands):
Federal Income Tax Basis. As of September 30, 2020 , the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Fund were as follows (amounts in thousands):
9. Other Matters
As of the date these financial statements were available to be issued, the outbreak of the novel coronavirus (“COVID-19”) in many countries continues to adversely impact global commercial activity and has contributed to significant volatility in financial markets. The global impact of the outbreak has been rapidly evolving and many countries have reacted by instituting quarantines and restriction on travel. Such measures, as well as the general uncertainty surrounding the dangers and impact of COVID-19, are creating significant disruption in supply chains and economic activity. As COVID-19 continues to spread, the potential impacts, including a global, regional or other economic recession, are increasingly difficult to assess. These events, or fear of such an event, present material uncertainty and risk with respect to the Fund’s performance and financial results.
10. Subsequent Events
Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.
Total Distributable Earnings
(Accumulated Loss)
Capital Shares and
Additional Paid-in-Capital
Principal Diversified Select Real Asset Fund $ 1 $
(
1
)
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized Appreciation/
(Depreciation)
Cost for Federal Income Tax
Purposes
Principal Diversified Select Real Asset Fund $ 10,102 $ (12,445) $ (2,343) $ 143,088
8. Federal Tax Information (continued)

Schedule of Investments
Principal Diversified Select Real Asset Fund
September 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 6.05% Shares Held Value (000's)
Exchange-Traded Funds - 0.18%
SPDR S&P Global Natural Resources ETF 6,579 $ 248
Money Market Funds - 5.87%
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
0.02%
(a)
8,294,422 8,294
TOTAL INVESTMENT COMPANIES $ 8,542
PRIVATE INVESTMENT FUNDS - 16.56%
Shares/Units
Held Value (000's)
Agriculture - 4.98%
Ceres Farmland Holdings, LP
(b)
6,000,000 $ 6,224
UBS AgriVest Farmland Fund, LP
(b)
400 809
$ 7,033
Diversified Financial Services - 2.16%
Sound Point CLO Fund, LP
(b)
N/A 3,044
Forest Products & Paper - 5.81%
BTG Pactual Open Ended Core US Timberland
Fund, LP
(b)
6,905 8,081
Hancock Timberland and Farmland Fund, LP
(b)
117 120
$ 8,201
Real Estate - 3.61%
UBS Trumbull Property Growth & Income Fund,
LP
(b)
200 5,103
TOTAL PRIVATE INVESTMENT FUNDS $ 23,381
COMMON STOCKS - 48.16% Shares Held Value (000's)
Agriculture - 0.18%
Archer-Daniels-Midland Co 2,728 $ 127
Bunge Ltd 2,677 122
$ 249
Biotechnology - 0.09%
Corteva Inc 4,278 123
Building Materials - 0.32%
Fortune Brands Home & Security Inc 1,396 121
Geberit AG 366 217
Masco Corp 2,023 111
$ 449
Chemicals - 0.86%
CF Industries Holdings Inc 3,743 115
Ecolab Inc 1,877 375
FMC Corp 1,144 121
ICL Group Ltd 32,780 116
Mosaic Co/The 6,701 122
Nutrien Ltd 3,294 129
Sociedad Quimica y Minera de Chile SA ADR 3,895 126
Yara International ASA 2,896 112
$ 1,216
Commercial Services - 1.49%
Atlas Arteria Ltd 194,816 856
Transurban Group 122,066 1,246
$ 2,102
Consumer Products - 0.10%
Avery Dennison Corp 1,059 135
Electric - 11.54%
AusNet Services 791,770 1,069
Brookfield Renewable Corp 25,987 1,523
Clearway Energy Inc - Class C 54,027 1,457
Dominion Energy Inc 3,488 275
Duke Energy Corp 13,018 1,153
Edison International 13,232 673
EDP - Energias de Portugal SA 229,558 1,129
Emera Inc 25,702 1,056
National Grid PLC 68,105 782
Public Service Enterprise Group Inc 19,523 1,072
Red Electrica Corp SA 87,944 1,649
Southern Co/The 16,990 921
Spark Infrastructure Group 729,230 1,071
SSE PLC 50,681 789
Terna Rete Elettrica Nazionale SpA 124,301 870
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Transmissora Alianca de Energia Eletrica SA 160,500 $ 801
$ 16,290
Electronics - 0.34%
Badger Meter Inc 3,666 240
Watts Water Technologies Inc 2,429 243
$ 483
Energy - Alternate Sources - 1.90%
Enviva Partners LP
(c),(d),(e)
30,769 1,239
NextEra Energy Partners LP 24,136 1,447
$ 2,686
Engineering & Construction - 0.99%
AECOM
(c)
3,039 127
Aena SME SA
(c),(f)
1,785 248
Grupo Aeroportuario del Pacifico SAB de CV 45,200 363
Stantec Inc 6,774 206
Sydney Airport 105,757 449
$ 1,393
Environmental Control - 1.80%
China Water Affairs Group Ltd 256,000 202
Evoqua Water Technologies Corp
(c)
23,385 496
Kurita Water Industries Ltd 11,600 384
METAWATER Co Ltd 11,800 258
Montrose Environmental Group Inc
(c)
4,598 109
Pentair PLC 10,486 480
Tetra Tech Inc 6,421 613
$ 2,542
Food - 0.17%
Ingredion Inc 1,519 115
Wilmar International Ltd 38,100 124
$ 239
Forest Products & Paper - 0.74%
International Paper Co 3,367 136
Mondi PLC 6,244 132
Nine Dragons Paper Holdings Ltd 110,000 139
Oji Holdings Corp 27,000 124
Smurfit Kappa Group PLC 3,441 135
Stora Enso Oyj 8,284 130
Svenska Cellulosa AB SCA
(c)
9,454 130
UPM- Kymmene Oyj 4,020 122
$ 1,048
Gas - 2.00%
Enagas SA 35,046 809
Italgas SpA 102,919 649
Snam SpA 264,583 1,361
$ 2,819
Healthcare - Products - 0.78%
Danaher Corp 5,135 1,106
Home Furnishings - 0.12%
Coway Co Ltd
(c)
2,470 168
Housewares - 0.08%
Scotts Miracle- Gro Co/The 725 111
Internet - 0.03%
21Vianet Group Inc ADR
(c)
1,743 40
Iron & Steel - 0.51%
ArcelorMittal SA
(c)
9,634 128
Fortescue Metals Group Ltd 9,482 111
Nippon Steel Corp
(c)
12,400 117
Nucor Corp 2,686 121
POSCO 787 132
Vale SA ADR 11,105 117
$ 726
Lodging - 0.03%
City Developments Ltd 7,700 43

Schedule of Investments
Principal Diversified Select Real Asset Fund
September 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified - 1.09%
IDEX Corp 1,853 $ 338
Mueller Water Products Inc - Class A 19,689 205
Xylem Inc /NY 11,868 998
$ 1,541
Metal Fabrication & Hardware - 0.30%
Advanced Drainage Systems Inc 6,789 424
Mining - 1.94%
Agnico Eagle Mines Ltd 1,481 118
Anglo American PLC 4,978 120
AngloGold Ashanti Ltd ADR 4,138 109
Antofagasta PLC 8,495 112
Barrick Gold Corp 4,119 116
BHP Group Ltd 4,357 113
Franco-Nevada Corp 812 114
Freeport-McMoRan Inc 7,825 122
Fresnillo PLC 7,226 112
Glencore PLC
(c)
53,926 112
Gold Fields Ltd ADR 9,375 115
Kinross Gold Corp 13,744 121
Kirkland Lake Gold Ltd 2,289 112
Korea Zinc Co Ltd 365 118
MMC Norilsk Nickel PJSC ADR 4,689 113
Newcrest Mining Ltd 5,168 117
Newmont Corp 1,815 115
Polymetal International PLC 4,498 98
Polyus PJSC 993 105
Rio Tinto Ltd 1,687 115
South32 Ltd 78,654 117
Southern Copper Corp 2,539 115
Sumitomo Metal Mining Co Ltd 4,000 124
Wheaton Precious Metals Corp 2,283 112
$ 2,745
Oil & Gas - 2.08%
BP PLC 34,530 100
Canadian Natural Resources Ltd 6,188 99
Chevron Corp 1,456 105
CNOOC Ltd 107,000 103
ConocoPhillips 3,223 106
Ecopetrol SA ADR 10,725 106
Eni SpA 13,094 102
EOG Resources Inc 2,694 97
Equinor ASA 7,487 106
Exxon Mobil Corp 3,058 105
Gazprom PJSC ADR 25,103 109
LUKOIL PJSC ADR 1,785 103
Marathon Petroleum Corp 3,444 101
Neste Oyj 2,278 120
Novatek PJSC 826 113
Occidental Petroleum Corp 9,588 96
Petroleo Brasileiro SA ADR 14,951 106
Phillips 66 2,088 108
Pioneer Natural Resources Co 1,176 101
Reliance Industries Ltd
(f)
2,109 128
Repsol SA 15,424 104
Rosneft Oil Co PJSC 24,045 118
Royal Dutch Shell PLC - A Shares 8,243 103
Suncor Energy Inc 7,604 93
Tatneft PJSC ADR 2,734 98
TOTAL SE 3,086 106
Valero Energy Corp 2,322 101
Woodside Petroleum Ltd 8,436 107
$ 2,944
Oil & Gas Services - 0.13%
Halliburton Co 7,550 91
Schlumberger NV 6,425 100
$ 191
COMMON STOCKS (continued) Shares Held Value (000’s)
Packaging & Containers - 0.55%
Amcor PLC 11,045 $ 122
DS Smith PLC 35,265 134
Packaging Corp of America 1,207 132
Sealed Air Corp 3,108 120
SIG Combibloc Group AG
(c)
6,200 124
Westrock Co 4,027 140
$ 772
Pipelines - 4.07%
APA Group 96,842 720
Cheniere Energy Inc
(c)
8,562 396
Enbridge Inc 14,569 426
Enterprise Products Partners LP 37,087 586
Equitrans Midstream Corp 20,203 171
Gibson Energy Inc 26,743 433
Hess Midstream LP 13,730 207
Kinder Morgan Inc 25,785 318
Magellan Midstream Partners LP 10,311 353
MPLX LP 27,006 425
Noble Midstream Partners LP 48,304 353
ONEOK Inc 8,357 217
Plains All American Pipeline LP 24,013 144
Williams Cos Inc /The 51,058 1,003
$ 5,752
Private Equity - 0.17%
Centuria Capital Group 148,230 239
Real Estate - 1.52%
Castellum AB 4,881 111
Entra ASA
(f)
5,078 71
ESR Cayman Ltd
(c),(f)
2,400 7
Fabege AB 5,831 81
LEG Immobilien AG 1,274 182
Midea Real Estate Holding Ltd
(f)
21,200 51
Mitsubishi Estate Co Ltd 14,300 217
Mitsui Fudosan Co Ltd 6,900 120
New World Development Co Ltd 46,750 228
Sun Hung Kai Properties Ltd 15,000 193
Vonovia SE 9,627 660
Wihlborgs Fastigheter AB 4,747 94
Zhongliang Holdings Group Co Ltd 203,000 132
$ 2,147
REITs - 8.00%
AIMS APAC REIT 65,200 58
Alexandria Real Estate Equities Inc 413 66
American Campus Communities Inc 1,040 36
American Homes 4 Rent 7,287 208
American Tower Corp 421 102
Apartment Investment and Management Co 2,674 90
Arena REIT 72,239 141
AvalonBay Communities Inc 580 87
Big Yellow Group PLC 15,809 212
Broadstone Net Lease Inc 4,533 76
Camden Property Trust 1,000 89
Centuria Industrial REIT 33,365 75
Centuria Office REIT 32,976 48
CFE Capital S de RL de CV 526,500 611
CoreSite Realty Corp 1,608 191
CRE Logistics REIT Inc
(c)
35 52
Crown Castle International Corp 4,883 813
CubeSmart 7,103 230
CyrusOne Inc 1,804 126
Daiwa Office Investment Corp 15 86
Dexus 13,775 88
Dream Industrial Real Estate Investment Trust 29,600 251
Equinix Inc 309 235
Essential Properties Realty Trust Inc 5,145 94
Essex Property Trust Inc 246 49
Gecina SA 1,139 150
Goodman Group 14,508 188
Healthcare Trust of America Inc 7,253 189

Schedule of Investments
Principal Diversified Select Real Asset Fund
September 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Healthpeak Properties Inc 6,606 $ 179
Independence Realty Trust Inc 24,316 282
Industrial & Infrastructure Fund Investment Corp 68 117
Industrial Logistics Properties Trust 10,761 235
Ingenia Communities Group 46,361 153
Inmobiliaria Colonial Socimi SA 9,731 80
Investec Australia Property Fund 26,578 25
Invitation Homes Inc 15,123 423
Japan Hotel REIT Investment Corp 211 104
Lendlease Global Commercial REIT 41,300 21
Link REIT 23,100 189
Merlin Properties Socimi SA 12,739 106
MGM Growth Properties LLC 3,391 95
Minto Apartment Real Estate Investment Trust 4,200 58
NewRiver REIT PLC 33,633 21
Nippon Prologis REIT Inc
(c)
30 101
Nomura Real Estate Master Fund Inc 100 125
NSI NV 4,036 142
Park Hotels & Resorts Inc 6,593 66
Plymouth Industrial REIT Inc 5,614 69
Prologis Inc 8,107 816
Rayonier Inc 4,171 110
Rexford Industrial Realty Inc 2,355 108
Sabana Shari'ah Compliant Industrial Real Estate
Investment Trust
220,000 59
Sabra Health Care REIT Inc 5,414 75
Segro PLC 32,317 388
Sekisui House Reit Inc 246 182
Simon Property Group Inc 271 18
STORE Capital Corp 7,295 200
Summit Industrial Income REIT 22,930 221
Sun Communities Inc 1,857 261
Sunstone Hotel Investors Inc 4,860 39
Taubman Centers Inc 614 20
Terreno Realty Corp 1,300 71
UNITE Group PLC/The 7,492 81
United Urban Investment Corp 157 175
Ventas Inc 3,172 133
VICI Properties Inc 8,201 192
Vicinity Centres 32,220 32
Welltower Inc 6,543 360
Weyerhaeuser Co 7,512 214
WPT Industrial Real Estate Investment Trust 23,821 303
$ 11,290
Telecommunications - 0.06%
Eutelsat Communications SA 9,433 92
Water - 4.18%
Aguas Andinas SA 2,357,856 661
American Water Works Co Inc 8,842 1,281
Essential Utilities Inc 19,628 790
Guangdong Investment Ltd 180,000 286
Middlesex Water Co 1,438 89
Pennon Group PLC 23,599 314
Severn Trent PLC 19,739 622
Suez SA 31,010 573
United Utilities Group PLC 50,446 557
Veolia Environnement SA 27,136 586
York Water Co/The 3,441 145
$ 5,904
TOTAL COMMON STOCKS $ 68,009
CONVERTIBLE PREFERRED STOCKS
- 1.37% Shares Held Value (000's)
Pipelines - 1.34%
Targa Resources Corp 9.50%, 02/18/2021
(d),(e),(g),(h)
2,000 $ 1,890
REITs - 0.03%
RPT Realty 7.25%
(g)
1,037 42
TOTAL CONVERTIBLE PREFERRED STOCKS $ 1,932
PREFERRED STOCKS - 0.40% Shares Held Value (000's)
Electric - 0.40%
Cia de Transmissao de Energia Eletrica Paulista
0.15%
145,300 $ 564
TOTAL PREFERRED STOCKS $ 564
BONDS - 23.73%
Principal
Amount (000's) Value (000's)
Commercial Mortgage Backed Securities - 17.43%
Banc of America Commercial Mortgage Trust
2015-UBS7
3.17%, 09/15/2048 $ 1,000 $ 676
BANK 2018-BNK13
3.00%, 08/15/2061
(f)
2,000 1,424
BANK 2018-BNK15
4.81%, 11/15/2061
( i )
1,100 1,114
BANK 2019-BNK22
1.50%, 11/15/2062
(f),( i ),(j)
2,000 209
2.08%, 11/15/2062
(f),( i )
1,000 386
Benchmark 2018-B6 Mortgage Trust
3.27%, 10/10/2051
(f),( i )
1,000 819
3.27%, 10/10/2051
(f),( i )
550 388
Benchmark 2019-B12 Mortgage Trust
3.00%, 08/15/2052
(f)
2,391 2,034
Benchmark 2019-B13 Mortgage Trust
1.14%, 08/15/2057
(f),( i ),(j)
1,750 125
3.00%, 08/15/2057
(f)
1,750 706
Cantor Commercial Real Estate Lending
2019-CF1
4.35%, 05/15/2052
( i )
1,000 1,085
CCUBS Commercial Mortgage Trust 2017-C1
3.91%, 11/15/2050
( i )
1,000 1,135
Citigroup Commercial Mortgage Trust 2018-C6
5.24%, 11/10/2051
( i )
1,000 988
Citigroup Commercial Mortgage Trust
2019-GC41
3.00%, 08/10/2056
(f)
1,750 1,435
3.00%, 08/10/2056
(f)
1,400 605
COMM 2015-CCRE25 Mortgage Trust
4.69%, 08/10/2048
(f),( i )
500 320
Csail 2015-C2 Commercial Mortgage Trust
3.23%, 06/15/2057
(f)
500 251
4.33%, 06/15/2057
( i )
500 332
DBJPM 20-C9 Mortgage Trust
3.61%, 09/15/2053
( i )
500 516
Freddie Mac Multifamily Structured Pass
Through Certificates
1.63%, 01/25/2027
( i ),(j)
11,986 993
GS Mortgage Securities Trust 2013-GCJ14
4.90%, 08/10/2046
(f),( i )
539 408
GS Mortgage Securities Trust 2019-GC40
1.30%, 07/10/2052
(f),( i ),(j)
9,860 859
3.00%, 07/10/2052
(f)
2,000 1,671
GS Mortgage Securities Trust 2019-GC42
0.94%, 09/01/2052
(f),( i ),(j)
3,246 231
2.80%, 09/01/2052
(f)
1,500 1,263
JPMBB Commercial Mortgage Securities Trust
2014-C21
4.81%, 08/15/2047
(f),( i )
1,000 876
JPMBB Commercial Mortgage Securities Trust
2015-C28
3.79%, 10/15/2048
(f),( i )
500 75
JPMBB Commercial Mortgage Securities Trust
2015-C29
3.85%, 05/15/2048
( i )
560 416
JPMCC Commercial Mortgage Securities Trust
2019-COR4
3.00%, 03/10/2052
(f)
2,000 1,627
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C25
4.68%, 10/15/2048
(f),( i )
1,000 626
4.68%, 10/15/2048
(f),( i )
500 354

Schedule of Investments
Principal Diversified Select Real Asset Fund
September 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
WFRBS Commercial Mortgage Trust 2014-C20
3.99%, 05/15/2047
(f)
$ 500 $ 306
WFRBS Commercial Mortgage Trust 2014-C21
3.50%, 08/15/2047
(f)
500 354
$ 24,607
Commercial Services - 0.55%
APX Group Inc
6.75%, 02/15/2027
(f)
750 778
Food - 0.35%
H-Food Holdings LLC / Hearthside Finance Co
Inc
8.50%, 06/01/2026
(f)
500 489
Healthcare - Services - 0.53%
Hadrian Merger Sub Inc
8.50%, 05/01/2026
(f)
750 746
Insurance - 0.55%
Acrisure LLC / Acrisure Finance Inc
10.13%, 08/01/2026
(f)
700 775
Leisure Products & Services - 0.44%
Constellation Merger Sub Inc
8.50%, 09/15/2025
(f)
750 623
Media - 0.19%
Cengage Learning Inc
9.50%, 06/15/2024
(f)
406 268
McGraw-Hill Global Education Holdings LLC /
McGraw-Hill Global Education Finance
7.88%, 05/15/2024
(f)
15 8
$ 276
Miscellaneous Manufacturers - 0.58%
FXI Holdings Inc
7.88%, 11/01/2024
(f)
688 653
12.25%, 11/15/2026
(f)
160 171
$ 824
Mortgage Backed Securities - 1.82%
Freddie Mac STACR 2019-HQA3
7.65%, 09/25/2049
(f)
500 401
1.00 x 1 Month USD LIBOR + 7.50%
Freddie Mac STACR Remic Trust 2020-DNA2
4.95%, 02/25/2050
(f)
500 300
1.00 x 1 Month USD LIBOR + 4.80%
Freddie Mac STACR Trust 2019-DNA2
10.65%, 03/25/2049
(f)
900 828
1.00 x 1 Month USD LIBOR + 10.50%
Freddie Mac STACR Trust 2019-DNA3
8.30%, 07/25/2049
(f)
250 198
1.00 x 1 Month USD LIBOR + 8.15%
Freddie Mac STACR Trust 2019-HQA2
11.40%, 04/25/2049
(f)
900 844
1.00 x 1 Month USD LIBOR + 11.25%
$ 2,571
Other Asset Backed Securities - 0.31%
Oaktree CLO 2019-4 Ltd
7.50%, 10/20/2032
(f)
500 439
1.00 x 3 Month USD LIBOR + 7.23%
Retail - 0.40%
Staples Inc
10.75%, 04/15/2027
(f)
700 561
Telecommunications - 0.58%
Consolidated Communications Inc
6.50%, 10/01/2022 417 417
Gogo Intermediate Holdings LLC / Gogo Finance
Co Inc
9.88%, 05/01/2024
(f)
372 397
$ 814
TOTAL BONDS $ 33,503
CONVERTIBLE BONDS - 3.05%
Principal
Amount (000's) Value (000's)
Energy - Alternate Sources - 3.05%
Sunnova Energy International Inc
9.75%, 04/30/2025
(d),(e),(h),( i )
$ 1,777 $ 4,312
TOTAL CONVERTIBLE BONDS $ 4,312
SENIOR FLOATING RATE INTERESTS
- 0.36%
Principal
Amount (000's) Value (000's)
Automobile Parts & Equipment - 0.36%
GC EOS Buyer Inc
9.58%, 06/29/2026
(k)
$ 700 $ 502
3 Month USD LIBOR + 2.75%
TOTAL SENIOR FLOATING RATE INTERESTS $ 502
Total Investments $ 140,745
Other Assets and Liabilities -  0.32% 463
TOTAL NET ASSETS - 100.00% $ 141,208
(a) Current yield shown is as of period end.
(b) Private Investment Funds have quarterly or annual redemption frequencies and are considered restricted securities. Please see Private Investment Funds sub-schedule for additional information.
(c) Non-income producing security
(d) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(e) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $7,441 or 5.27%
of net assets.
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $26,336 or 18.65% of net assets.
(g) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(h) The value of these investments was determined using significant unobservable inputs.
( i ) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(j) Security is an Interest Only Strip.
(k) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Mortgage Securities 19.25%
Utilities 18.12%
Financial 16.12%
Energy 12.57%
Industrial 11.70%
Consumer, Non-cyclical 9.22%
Money Market Funds 5.87%
Basic Materials 4.05%
Consumer, Cyclical 1.43%
Communications 0.86%
Asset Backed Securities 0.31%
Investment Companies 0.18%
Other Assets and Liabilities
0.32%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal Diversified Select Real Asset Fund
September 30, 2020 (unaudited)
See accompanying notes.

Private Investment Funds
Security Name Acquisition Date Cost Value Redemption Notice (days) Percent of Net Assets
BTG Pactual Open Ended Core US Timberland Fund, LP
(a)
07/01/2019 $ 8,000 $ 8,081 90 5.73%
Ceres Farmland Holdings, LP
(b)
11/06/2019 6,000 6,224 N/A 4.41%
Hancock Timberland and Farmland Fund, LP
(c)
04/28/2020 120 120 N/A 0.08%
Sound Point CLO Fund, LP
(d)
08/01/2019 4,000 3,044 60 2.16%
UBS AgriVest Farmland Fund, LP
(e)
06/10/2020 800 809 60 0.57%
UBS Trumbull Property Growth & Income Fund, LP
(f)
03/18/2020 5,000 5,103 60 3.61%
Total $ 23,381 16.56%
The private investment funds listed in the table do not include any unfunded commitments.
Amounts in thousands.
(a) The fund was established to invest and reinvest assets of the investors through the REIT, primarily in interests (including ownership or leasehold interests) in real property, which is to be planted with trees, or real property on which trees are growing (timberland), trees growing on timberland, or trees which have been cut but not removed from the timberland (timber); contracts or agreements for the cutting and/or use of timber on timberland. Timber investments are not intended to produce immediate revenues. Redemptions are subject to a two-year holding period from the acquisition date.
(b) The fund is an open-ended investment fund whose objective is to generate an attractive total return through the acquisition and management of farmland in the
Midwestern United States. Redemptions are subject to a one-year holding period from the acquisition date. After the holding period has expired, redemptions are permitted with written redemption notice five months prior to the annual redemption date, which is the last day of February.
(c) This open-end fund blends the two asset classes of timberland and farmland. The geographic focus will be in the U.S., Canada, Australia, New Zealand, Chile, Brazil,
Uruguay, and Western Europe. Agriculture investments will be diversified among row crops (corn, soy, wheat, etc.), permanent crops (vines/trees), and commodity crops
(cotton, lettuce, strawberries, etc.). Redemptions are subject to a three-year holding period from the acquisition date. After the holding period has expired, redemptions are permitted with written redemption notice given by April 30th of that year.
(d) The fund was organized for the purpose of trading and investing in residual tranches and other notes issued by and with respect to collateralized loan obligations.
Redemptions are subject to a one-year holding period from the acquisition date.
(e) This open-end fund invests primarily in U.S. farmland. It is a well-diversified portfolio across many regions of the country and diversified across row crops, vegetable crops, and permanent crops.
(f) This open-end, commingled private real estate portfolio combines value-add properties with capital appreciation potential and more stable income-generating properties. Properties in the portfolio typically start as development, renovation, repositioning, or lease-up stage investments, and transition toward stabilized assets.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Enviva Partners LP 06/23/2020 $ 1,000 $ 1,239 0.88%
Sunnova Energy International Inc 9.75%, 04/30/2025 05/21/2020 1,777 4,312 3.05%
Targa Resources Corp   9.50%, 02/18/2021 11/18/2019 2,150 1,890 1.34%
Total $ 7,441 5.27%
Amounts in thousands.

Glossary to the Schedule of Investments
September 30, 2020 (unaudited)
See accompanying notes.

Currency Abbreviations
USD/$ United States Dollar

See accompanying notes.

Financial Highlights
(unaudited)
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Tax Return
of Capital
Distribution
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL DIVERSIFIED SELECT REAL ASSET FUND
Class A shares
September 30, 2020(b) $ 19 .35 $ 0 .32 $ 3 .79 $ 4 .11 ( $ 0 .34 ) $ – ( $ 0 .34 ) $ 23 .12
March 31, 2020(h) 25 .00 0 .36 ( 5 .61 ) ( 5 .25 ) ( 0 .35 ) ( 0 .05 ) ( 0 .40 ) 19 .35
Class Y shares
September 30, 2020(b) 19 .39 0 .37 3 .81 4 .18 ( 0 .36 ) – ( 0 .36 ) 23 .21
March 31, 2020(h) 25 .00 0 .47 ( 5 .64 ) ( 5 .17 ) ( 0 .39 ) ( 0 .05 ) ( 0 .44 ) 19 .39
Institutional shares
September 30, 2020(b) 19 .36 0 .35 3 .80 4 .15 ( 0 .36 ) – ( 0 .36 ) 23 .15
March 31, 2020(h) 25 .00 0 .41 ( 5 .61 ) ( 5 .20 ) ( 0 .39 ) ( 0 .05 ) ( 0 .44 ) 19 .36

See accompanying notes.

Financial Highlights (Continued)
(unaudited)
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
21 .05% (c) ,(d) ,(e) $ 239 1 .67% (f) ,(g) 2 .92% (f) 37 .3% (f)
( 21 .27 ) (c) ,(e) 197 1 .93 (f) ,(g) 1 .86 (f) 56 .8 (f)
21 .40 (c) ,(d) 140,729 1 .17 (f) ,(g) 3 .44 (f) 37 .3 (f)
( 20 .98 ) (c) 98,501 1 .42 (f) ,(g) 2 .46 (f) 56 .8 (f)
21 .28 (c) ,(d) 240 1 .37 (f) ,(g) 3 .22 (f) 37 .3 (f)
( 21 .10 ) (c) 197 1 .63 (f) ,(g) 2 .15 (f) 56 .8 (f)
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended September 30, 2020.
(c) Total return amounts have not been annualized.
(d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(e) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(f) Computed on an annualized basis.
(g) Reflects Manager's contractual expense limit.
(h) Period from June 25, 2019, date operations commenced, through March 31, 2020.

Shareholder Expense Example
Principal Diversified Select Real Asset Fund
September 30, 2020 (unaudited)

As a shareholder of Principal Diversified Select Real Asset Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments and contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution fees; and other fund expenses. In addition to the expenses the Fund bear directly, the Fund may indirectly bear its pro rata share of the expenses incurred by the investment companies in which the Fund invests. This Example is intended to help you understand your ongoing costs (in dollars)
of investing in Principal Diversified Select Real Asset Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2020 to
September 30, 2020 , unless otherwise noted.
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Additional account fees may apply to certain types of investment products which are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the
Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5%
hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges on purchase payments, contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual Hypothetical
Beginning
Account
Value April 1,
2020
Ending
Account Value
September 30,
2020
Expenses Paid
During Period
April 1, 2020 to
September 30,
2020
(a)
Beginning
Account
Value April 1,
2020
Ending
Account Value
September 30,
2020
Expenses Paid
During Period
April 1, 2020 to
September 30,
2020
(a)
Annualized
Expense
Ratio
Principal Diversified Select Real
Asset Fund
Class A $ 1,000.00 $ 1,210.47 $ 9.25 $ 1,000.00 $ 1,016.70 $ 8.44 1.67%
Institutional 1,000.00 1,212.78 7.60 1,000.00 1,018.20 6.93 1.37
Class Y 1,000.00 1,214.00 6.49 1,000.00 1,019.20 5.92 1.17
(a)
Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

FUND TRUSTEES AND OFFICERS
Under Delaware law, a Board of Trustees oversees the Fund. The Trustees have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each trustee also serves on the Board of Principal Variable Contracts Funds, Inc., Principal Funds, Inc., and Principal Exchange-Traded Funds. Each trustee generally serves an indefinite term until his or her successor is duly elected and qualified until the trustee reaches age 72 (unless such mandatory age is waived by the Board). Trustees considered to be “interested persons” as defined in the Investment Company Act of 1940, as shown below are considered to be interested because of an affiliation with the Manager.
The following trustees are considered not to be “interested persons” as defined in the 1940 Act.
Name,
Position Held with the Fund,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Trustee
Other
Directorships
Held by Trustee
During Past 5 Years
Elizabeth Ballantine
Trustee since 2019
Member, Nominating and Governance
Committee
1948
Principal, EBA Associates 125 Durango Herald, Inc.; McClatchy
Newspapers, Inc.
Leroy T. Barnes, Jr.
Trustee since 2019
Member, Audit Committee
Member, Nominating and Governance
Committee
1951
Retired. 125 McClatchy Newspapers, Inc.; Frontier
Communications, Inc.; formerly, Herbalife
Ltd.
Craig Damos
Lead Independent Trustee since 2020
Trustee since 2019
Member, Nominating and Governance
Committee
Member,
15(c) Committee
Member, Executive Committee
1954
President, C.P. Damos Consulting LLC 125 None
Mark A. Grimmett
Trustee since 2019
Member, Audit Committee
Member, 15(c) Committee
1960
Formerly, Executive Vice President and CFO, Merle
Norman Cosmetics, Inc.
125 None
Fritz S. Hirsch
Trustee since 2019
Member, Nominating and Governance
Committee
Member, Operations Committee
Member, 15(c) Committee
1951
Formerly, CEO, MAM USA 125 MAM USA
Tao Huang
Trustee since 2019
Member, Operations Committee
Member, 15(c) Committee
1962
Retired. 125 Armstrong World Industries, Inc. and
Equity Lifestyle Properties, Inc.
John D. Kenney
Trustee since 2020
Member, Operations Committee
1965
Formerly, Legg Mason Global Asset Management 125 Formerly: Legg Mason Investment
Management Affiliates: Brandywine
Global; Clarion Partners; ClearBridge
Investments; Entrust Global; Legg
Mason Poland; Martin Currie Investment
Management; Permal Group (merged into
Entrust); QS Investors;
RARE Infrastructure; Royce and
Associates; and Western Asset
Management
Karen (“Karrie”) McMillan
Trustee since 2019
Member, Operations Committee
1961
Managing Director, Patomak Global Partners, LLC 125 None

The following trustees are considered to be “interested persons” as defined in the 1940 Act, because of an affiliation with the
Manager.
Correspondence intended for each trustee who is other than an interested trustee may be sent to 655 9th Street, Des Moines, IA 50392.
Name,
Position Held with the Fund,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Trustee
Other
Directorships
Held by Trustee
During Past 5 Years
Elizabeth A. Nickels
Trustee since 2019
Member, Audit Committee
1962
Retired. 125 SpartanNash; formerly: Charlotte Russe;
Follet Corporation; PetSmart; Spectrum
Health Systems
Mary M. (“Meg”) VanDeWeghe
Trustee since 2019
Member, Operations Committee
1959
CEO and President, Forte Consulting, Inc. 125 Denbury Resources Inc. and Helmerich &
Payne; Formerly: B/E Aerospace; Brown
Advisory; Denbury Resources Inc.; Nalco
(and its successor Ecolab); and WP Carey
Name,
Position Held with the Fund,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Trustee
Other
Directorships
Held by Trustee
During Past 5 Years
Timothy M. Dunbar
Chair and Trustee since 2019
Member, Executive Committee
1957
Director, PGI since 2018
President, Principal Global Asset Management,
PGI, Principal Life Insurance Company (“PLIC”),
Principal Financial Services, Inc. (“PFSI”), and
Principal Financial Group (“PFG”) since 2018
Chair/Executive Vice President, RobustWealth, Inc.
since 2018
Director, Post Advisory Group, LLC (“Post”) since
2018
Executive Vice President/Chief Investment Officer,
PLIC, PFSI and PFG (2014-2018)
125 None
Patrick Halter
Trustee since 2019
Member, Executive Committee
1959
Chief Executive Officer and President, PGI since
2018
Chief Operating Officer, PGI (2017-2018)
Chair, PGI since 2018
Director, PGI (2003-2018)
Director, Finisterre Capital LLP since 2018
Director, Origin Asset Management LLP since 2018
Chair, Post since 2017
Chief Executive Officer, Principal Real Estate
Investors, LLC (“PREI”) since 2005
Chair, PREI since 2004
Chair, Spectrum Asset Management, Inc. since 2017
Director, CCIP, LLC since 2017
125 None

The following table presents officers of the Fund.
Name,
Position Held with the Fund,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Kamal Bhatia
President, Chief Executive Officer
Des Moines, IA 50392
1972
President, PFG, PFSI, and PLIC since 2019
Senior Vice President, OppenheimerFunds (2011-
2019)
Principal Executive Officer, OC Private Capital
(2017-2019)
Randy D. Bolin
Assistant Tax Counsel
1961
Vice President and Associate General Counsel, PGI
since 2016
Assistant General Counsel, PGI (2007-2016)
Vice President and Associate General Counsel, PFSI
and PLIC since 2013
Tracy W. Bollin
Chief Financial Officer
Des Moines, IA 50392
1970
Managing Director, PGI since 2016
Senior Vice President, PFD since 2015
Chief Financial Officer, PFD (2010-2016)
Chief Operating Officer and Senior Vice President,
PMC (2015–2017)
Director, PMC (2014–2017)
President, PSS since 2015
Gina L. Graham
Treasurer
Des Moines, IA 50392
1965
Vice President/Treasurer, PFA since 2016
Vice President/Treasurer, PFD since 2016
Vice President/Treasurer, PGI since 2016
Vice President/Treasurer, PLIC since 2016
Vice President/Treasurer, PMC (2016-2017)
Vice President/Treasurer, PREI since 2016
Vice President/Treasurer, PSI since 2016
Vice President/Treasurer, PSS since 2016
Laura B. Latham
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1986
Counsel, PGI since 2018
Prior thereto, Attorney in Private Practice
Diane K. Nelson
AML Officer
Des Moines, IA 50392
1965
Chief Compliance Officer/AML Officer, PSS since
2015
Sara L. Reece
Vice President and Controller
Des Moines, IA 50392
1975
Director - Accounting, PLIC since 2015
Teri R. Root
Chief Compliance Officer
Des Moines, IA 50392
1979
Chief Compliance Officer – Funds, PGI since 2018
Interim Chief Compliance Officer (2018)
Deputy Chief Compliance Officer (2015-2018)
Deputy Chief Compliance Officer, PGI since 2017
Vice President and Chief Compliance Officer, PMC
(2015–2017)
Vice President, PSS since 2015
Britney L. Schnathorst
Assistant Counsel and Assistant
Secretary
Des Moines, IA 50392
1981
Counsel, PLIC since 2013
Adam U. Shaikh
Assistant Counsel
Des Moines, IA 50392
1972
Assistant General Counsel, PGI since 2018
Counsel, PGI (2017-2018)
Counsel, PLIC since 2006
Counsel, PMC (2014-2017)
John Sullivan
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1970
Counsel, PGI since 2019
Prior thereto, Attorney in Private Practice

The 15(c) Committee’s primary purpose is to assist the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act. The Committee responsibilities include requesting and reviewing materials.
The Audit Committee’s primary purpose is to assist the Board in fulfilling certain of its responsibilities. The Audit Committee serves as an independent and objective party to monitor the Fund Complex’s accounting policies, financial reporting and internal control system, as well as the work of the independent registered public accountants. The Audit Committee assists Board oversight of 1) the integrity of the
Fund Complex’s financial statements; 2) the Fund Complex’s compliance with certain legal and regulatory requirements; 3) the independent registered public accountants’ qualifications and independence; and 4) the performance of the Fund Complex’s independent registered public accountants. The Audit Committee also provides an open avenue of communication among the independent registered public accountants, the Manager’s internal auditors, Fund Complex management, and the Board.
The Executive Committee’s primary purpose is to exercise certain powers of the Board when the Board is not in session. When the Board is not in session, the Committee may exercise all powers of the Board in the management of the business of the Fund Complex except the power to 1) authorize dividends or distributions on stock; 2) issue stock, except as permitted by law; 3) recommend to the stockholders any action which requires stockholder approval; 4) amend the bylaws; or 5) approve any merger or share exchange which does not require stockholder approval.
The Nominating and Governance Committee’s primary purpose is to oversee the structure and efficiency of the Board and the committees established by the Board. The Committee responsibilities include evaluating Board membership and functions, committee membership and functions, insurance coverage, and legal matters. The nominating functions of the Committee include selecting and nominating all candidates who are not “interested persons” of the Fund Complex for election to the Board. Generally, the Committee requests trustee nominee suggestions from the committee members and management. In addition, the Committee will consider Trustee candidates recommended by shareholders of the Fund Complex. Recommendations should be submitted in writing to Principal Funds, Inc. at 711 High Street, Des
Moines, IA 50392. When evaluating a person as a potential nominee to serve as an Independent Trustee, the Committee will generally consider, among other factors: age; education; relevant business experience; geographical factors; whether the person is “independent” and otherwise qualified under applicable laws and regulations to serve as a trustee; and whether the person is willing to serve, and willing and able to commit the time necessary for attendance at meetings and the performance of the duties of an independent trustee. The Committee also meets personally with the nominees and conducts a reference check. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board. The Committee believes the Board generally benefits from diversity of background, experience and views among its members, and considers these factors in evaluating the composition of the Board. The Board does not use regularly the services of any professional search firms to identify or evaluate or assist in identifying or evaluating potential candidates or nominees.
The Operations Committee’s primary purpose is to oversee the provision of administrative and distribution services to the Funds Complex, communications with the Fund Complex’s shareholders, and review and oversight of the Fund Complex’s operations.
Name,
Position Held with the Fund,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Dan Westholm
Assistant Treasurer
Des Moines, IA 50392
1966
Assistant Vice President/Treasurer, PGI since 2017
Assistant Vice President/Treasury, PFA since 2013
Assistant Vice President/Treasury, PFD since 2013
Assistant Vice President/Treasury, PLIC since 2014
Assistant Vice President/Treasury, PMC (2013-
2017)
Assistant Vice President/Treasury, PSI since 2013
Assistant Vice President/Treasury, PSS since 2013
Beth Wilson
Vice President and Secretary
Des Moines, IA 50392
1956
Director and Secretary – Funds, PLIC
Clint Woods
Counsel, Vice President, and
Assistant Secretary
Des Moines, IA 50392
1961
Of Counsel (2017-2018)
Vice President (2016-2017)
Counsel (2015-2017)
Vice President, PLIC since 2015
Associate General Counsel and Corporate Secretary,
PLIC since 2013
Jared Yepsen
Assistant Tax Counsel
Des Moines, IA 50392
1981
Counsel, PGI since 2017
Counsel, PLIC since 2015

Additional information about the Fund is available in the Prospectus dated August 1, 2020 and as supplemented, and the Statement of
Additional Information dated August 1, 2020 and as supplemented. These documents may be obtained free of charge by writing Principal
Diversified Select Real Asset Fund, P.O. Box 219971, Kansas City, MO 64121-9971, or telephoning 1-800-222-5852. The prospectus may be viewed at www.PrincipalFunds.com/interval-funds.
PROXY VOTING POLICIES
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning 1-800-222-5852, or on the
SEC website at www.sec.gov.
SCHEDULES OF INVESTMENTS
The Fund files complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.
sec.gov.

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS
During the period covered by this report, the Board of Directors of Principal Diversified Select Real Asset Fund (“DSRA”) approved (1) an amended Subadvisory Agreement between ClearBridge RARE Infrastructure (North America) Pty Limited (“ClearBridge”) and Principal
Global Investors, LLC (the “Manager” or “PGI”); (2) a new subadvisory agreement between PGI and ClearBridge; and (3) the annual review and renewal of the Management Agreement and various subadvisory agreements for the Fund.
ClearBridge Amended Subadvisory Agreement
On June 8, 2020, the Board considered the approval of an amended subadvisory agreement (the “Subadvisory Agreement”) between the
Manager and ClearBridge RARE Infrastructure (North America) Pty Limited (the “Subadvisor”) in connection with a proposal to change the methodology for calculating the subadvisory fee and to amend the subadvisory fee schedule to reduce the effective subadvisory fee rate payable at certain asset levels.
Nature, Quality and Extent of Services
The Board reviewed materials received from the Manager regarding the proposed amendment to the Fund’s Subadvisory Agreement and noted that because the subadvisory fee was paid by the Manager, the amendment would not change the management fee rate paid by the
Fund. The Board considered the Manager’s representation that the amendment would not reduce the quality or quantity of the services the
Subadvisor provides to the Fund and that the Subadvisor’s obligations under the Subadvisory Agreement would remain the same in all material respects. The Board also considered that the Manager was not proposing any material changes to the terms of the Subadvisory
Agreement other than the methodology for calculating the subadvisory fee and the subadvisory fee schedule.
The Board considered that they had last approved the Subadvisory Agreement for the Fund during the annual contract renewal process that concluded at the Board of Trustees’ September 2019 meeting. They noted that during the annual contract renewal process, they had considered the nature, quality and extent of the services provided by the Subadvisor under the Subadvisory Agreement and had concluded, based upon the information provided, that the terms of the Subadvisory Agreement were reasonable and that approval of the Subadvisory
Agreement was in the best interests of the Fund.
Overall Conclusions
Based upon all of the information considered, the Board concluded that it was in the best interests of the Fund to approve the amended
Subadvisory Agreement.
ClearBridge New Subadvisory Agreement
On June 8, 2020, the Board considered the approval of a new subadvisory agreement (the “New Subadvisory Agreement”) between the
Manager and ClearBridge RARE Infrastructure (North America) Pty Limited (the “Subadvisor”) with respect to the public global infrastructure investment sleeve of the Fund.
The New Subadvisory Agreement was proposed in light of an anticipated change in control transaction with respect to the Subadvisor (such transaction subsequently occurring on July 31, 2020). This transaction resulted in an “assignment” (as defined in the Investment Company
Act of 1940) of the then current subadvisory agreement between the Manager and the Subadvisor (the “Current Subadvisory Agreement”),
causing the Current Subadvisory Agreement to terminate automatically. The Manager proposed that the Board approve the New Subadvisory
Agreement to take effect upon the termination of the Current Subadvisory Agreement in order to allow the Subadvisor to continue to provide portfolio management services to the Fund following the change in control.
The Board reviewed materials received from the Manager regarding the proposed change in control transaction. The Board considered that they had last approved the annual renewal of the Current Subadvisory Agreement for the Fund during the annual contract renewal process that concluded at the Board of Trustees’ September 2019 meeting, and that they had subsequently approved an amendment to the Current
Subadvisory Agreement at the Board of Trustees’ June 2020 meeting to change the methodology for calculating the subadvisory fee and to amend the subadvisory fee schedule to reduce the effective subadvisory fee rate payable at certain asset levels. They noted that during the annual contract renewal process, they had considered the nature, quality and extent of the services provided by the Subadvisor under the Current Subadvisory Agreement and had concluded, based upon the information provided, that the terms of the Current Subadvisory
Agreement were reasonable and that approval of the Current Subadvisory Agreement was in the best interest of the Fund. The Board considered the Manager’s statement that there were no anticipated changes to the current portfolio management team, investment philosophy or process at the Subadvisor, that the change in ownership was not expected to impact the nature, quality or extent of services that the
Subadvisor provides to the Fund and that the Manager, after considering the assignment, continued to believe that the Subadvisor is an appropriate subadvisor for the Fund. The Board also noted the Manager’s statement that the New Subadvisory Agreement for the Fund would be identical to the Current Subadvisory Agreement in all material respects (including the subadvisory fee schedule). In addition, the
Board considered that the New Subadvisory Agreement is subject to approval by the Fund’s shareholders, and that the Subadvisor will cover the costs of filing and distributing an information statement.

Based upon all of the information considered, the Board concluded that it was in the best interests of the Fund to approve the New Subadvisory
Agreement to take effect following the change in control of the Subadvisor and, accordingly, recommended that the shareholders of the Fund vote to approve the New Subadvisory Agreement.
Annual Review and Renewal of Management Agreement and Subadvisory Agreements
At its September 15, 2020 meeting, the Board performed its annual review and renewal process relating to the Management Agreement and the Subadvisory Agreements for the Fund.
Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board, including a majority of the Directors who have no direct or indirect interest in the investment advisory agreements and who are not “interested persons” of PFI, as defined in the
1940 Act (the “Board”), annually to review and to consider the continuation of: (1) the Management Agreement between Principal Global
Investors, LLC (the “Manager”) and DSRA; and (2) the Subadvisory Agreements between the Manager and each of ClearBridge RARE
Infrastructure (North America) Pty Limited; DDJ Capital Management, LLC; KLS Diversified Asset Management LP; Principal Real Estate
Investors, LLC; and Tortoise Capital Advisors, L.L.C.; (collectively, the “Subadvisors”). The Management Agreement and the Subadvisory
Agreements are collectively referred to as the “Advisory Agreements.”
The Board considered the factors and reached the conclusions described below relating to the continuation of the Advisory Agreements. In evaluating the Advisory Agreements, the Board reviewed a broad range of information requested for this purpose, including, among other information, information regarding performance, advisory fees, total expenses, profitability from the Advisory Agreements to the Manager and information about economies of scale. The Board reviewed the materials provided and concluded that it was provided all information reasonably necessary to evaluate the Advisory Agreements.
Management Agreement
The Board considered, among other factors, that the Manager and its affiliates have demonstrated a long-term commitment to support the
Fund, including undertakings to cap Fund expenses and/or waive management fees for the Fund. In addition, the Board considered the following factors for the Fund. The Board concluded that a relationship with a capable and conscientious investment adviser is in the best interest of the Fund.
Nature, Quality and Extent of Services
The Board considered the nature, quality and extent of the services provided under the Management Agreement, including accounting and administrative services, as applicable. The Board considered the experience and skills of senior management leading Fund operations, the experience and skills of the personnel performing the functions under the Management Agreement and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel and the organizational depth and stability of the Manager.
The Board concluded that appropriate resources were provided under the Management Agreement.
The Board also considered that for the Fund, during the periods reviewed, the Manager had delegated day-to-day portfolio management responsibility to the subadvisors. The Board noted that the Manager’s process for the selection of Subadvisors emphasizes the selection of
Principal-affiliated subadvisors that are determined to be qualified under the Manager’s due diligence process, but that the Manager will select an unaffiliated subadvisor to manage all or a portion of the Fund’s investment portfolio when deemed necessary or appropriate based upon a consideration of the Fund’s investment mandate and available expertise and resources within the Principal organization. With respect to the Fund with unaffiliated subadvisors, the Board considered the due diligence process developed by the Manager for purposes of selecting a qualified unaffiliated subadvisor for the Fund. The Board considered the Manager’s due diligence process for monitoring and replacing
Subadvisors and for monitoring the investment performance of the Manager. The Board also considered the compliance program established by the Manager for the Fund, the quality of that program and the level of compliance attained by the Fund. The Board noted that they had reviewed annual best execution and soft dollar reports and information regarding the research payment accounts for the Fund and included this information in their consideration of the renewal of the Advisory Agreements. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Manager to the Fund under the Management Agreement was satisfactory.
Investment Performance
The Board reviewed the Fund’s investment performance for a period starting at the Fund’s inception and ending on March 31, 2020.
The Board noted that the Fund had commenced operations recently and, accordingly, limited performance information was considered.
Comparative performance information was based upon data provided by Refinitiv (formerly Lipper). The Board also considered whether investment results were consistent with the Fund’s investment objective(s) and policies. The Board concluded that the Fund’s investment returns met acceptable levels of investment performance.
Investment Management Fees
The Board considered the Fund’s effective management fee rate. For the Fund, other than as noted below, the Board received certain information from Broadridge. The Board received information comparing the Fund’s (1) effective contractual management fee rate at current asset levels and at theoretical asset levels, (2) effective net management fee rate (after any fee waivers) at average fiscal-year asset levels, (3) actual non-management expense rate at average fiscal-year asset levels and (4) total net expense ratio (including, as applicable, acquired fund fees and expenses and after any expense caps or fee waivers) at average fiscal-year asset levels for Institutional Class shares for
DSRA, to investment advisory fee rates, non-management expense rates and expense ratios of funds in a peer group selected by Broadridge
(“Expense Group”) and a broad-based, industry category defined by Broadridge (“Expense Universe”).
In evaluating the management fee rates, the Board considered a variety of factors, including the effective fee rates, breakpoints, comparisons to fee rates of peer group funds and other funds and nonfund accounts managed by the Manager, subadvisory fee rates paid, services provided, investment performance, total net expense ratios, profitability, the existence and sharing of economies of scale, fall-out benefits and expense caps and fee waivers. The Board considered the impact of changes in subadvisory fee rates put into effect since September 2019.
Profitability
The Board reviewed detailed information regarding revenues the Manager received under the Management Agreement and the estimated direct and indirect costs incurred in providing to the Fund the services described in the Management Agreement for the year ended December
31, 2019. The Board also considered the returns on revenue generated in connection with the payment of subadvisory fees to an affiliated
Subadvisor (Principal Real Estate Investors LLC) and the aggregated return on revenue to the Manager and its affiliates for the year ended
December 31, 2019. The Board concluded that the management fee for the Fund was reasonable.
Economies of Scale
The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any such economies of scale. The Board considered the Manager’s biennial breakpoint study that was received by the Board in March 2020 and the Manager’s representation that the Fund is initially priced as though the Fund had reached scale, reflecting a sharing of economies of scale. The Board then reviewed the levels at which breakpoints occur, the incremental declines in management fee rates at each breakpoint and the amount of fee reductions that had been provided to shareholders as a result of these breakpoints. The Board considered cost saving passed along to the Fund as a result of certain expense caps and fee waivers. The Board considered whether the effective management fee rate for the Fund under the Management Agreement is reasonable in relation to the asset size of the Fund. The Board also noted management’s explanation of efficiencies in the Manager’s cost structure. The Board concluded that the fee schedule for the Fund reflects an appropriate level of sharing of any economies of scale.
Other Benefits to Manager
The Board also considered the character and amount of other incidental benefits received by the Manager and its affiliates from their relationships with the Fund. The Board noted that the Manager uses fund commissions to buy Section 28(e) eligible products and services.
The Board concluded that the incidental benefits received by the Manager and its affiliates were appropriate.
Subadvisory Agreements
Nature, Quality and Extent of Services
The Board considered the nature, quality and extent of the services provided under each Subadvisory Agreement. The Board considered the reputation, qualifications and background of the Subadvisor, the investment approach of the Subadvisor, the experience and skills of investment personnel responsible for the day-to-day management of the Fund and the resources made available to such personnel. The
Board also considered the Subadvisors’ compliance with investment policies and general legal compliance. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Subadvisors to the Fund under the Subadvisory
Agreements are satisfactory.
Investment Performance
The Manager had advised the Board that the investment services delivered by each Subadvisor to the Fund were reasonable. Based upon all relevant factors, the Board concluded that each Subadvisor is qualified and that either: (1) the investment performance of the Subadvisor met acceptable levels of investment performance; or (2) although the Fund experienced underperformance from the applicable Subadvisor, based upon the Fund’s particular circumstances or in light of remedial efforts being taken to improve performance, as applicable, it was in the best interests of the Fund to continue to closely monitor performance and to renew the Subadvisory Agreement. In each case involving underperformance, the Board concluded that the Manager was providing effective monitoring.
Fees, Economies of Scale and Profitability
The Board considered the subadvisory fee rates, noting that the Manager compensates each Subadvisor from its own management fee, so that shareholders pay only the management fee. For the Fund, the Board received certain information from Broadridge comparing the Fund’s subadvisory fee rate at current asset levels and at theoretical asset levels to subadvisory fee rates of subadvised funds in the Expense Group and, if available, the Expense Universe.

The Board considered whether there are economies of scale with respect to the subadvisory services provided to the Fund and, if so, whether the subadvisory fees reflect such economies of scale through breakpoints in fee schedules or whether the subadvisory fee schedule is otherwise appropriate at current asset levels. In addition, in evaluating the subadvisory fee rates and the factor of profitability, with respect to unaffiliated Subadvisors, the Board considered that the subadvisory fee rate was negotiated at arm’s length between the Manager and the
Subadvisor. The Board considered the profitability of the affiliated Subadvisors in conjunction with their review of the profitability of the
Manager.
Other Benefits to Subadvisors
The Board also considered the character and amount of other incidental benefits received by each Subadvisor when evaluating the subadvisory fees. The Board considered as a part of this analysis each Subadvisor’s brokerage practices, soft dollar practices and use of research payment accounts. The Board concluded that the incidental benefits received by each Subadvisor were appropriate.
Overall Conclusions
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement, including the fee rate payable thereunder, continue to be fair and reasonable and that the continuation of each Advisory Agreement, with the actions proposed by the Manager, is in the best interests of the Fund.

Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370
Do not use this address for business correspondence
principalfunds.com
Investing involves risk, including possible loss of principal.
This shareholder report is published as general information for the shareholders of Principal
Diversified Select Real Asset Fund. This material is not authorized for distribution unless preceded or accompanied by a current prospectus or a summary prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus or summary prospectus carefully before investing. To obtain a prospectus or summary prospectus, please contact your financial professional or call 800-222-5852.
Principal Funds are distributed by Principal Funds Distributor, Inc.
Principal, Principal and symbol design, and Principal Financial Group are registered trademarks and services marks of Principal Financial Services, Inc., a Principal Financial Group company.
© 2020 Principal Financial Services, Inc. | INF100SAR-01 | 09/2020 | 949589

ITEM 2 – CODE OF ETHICS

Not applicable to semi-annual reports.

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to semi-annual reports.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to semi-annual reports.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6 – SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to semi-annual reports.

ITEM 8 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to semi-annual reports.

ITEM 9 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board.

ITEM 11 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12 – DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13 – EXHIBITS

(a)(1) Code of Ethics - Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act are attached hereto as
Exhibit 99.CERT
.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act is attached hereto as
Exhibit 99.906CERT
.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Principal Diversified Select Real Asset Fund

By	/s/ Kamal Bhatia
              Kamal Bhatia, President and CEO

Date	11/16/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kamal Bhatia
              Kamal Bhatia, President and CEO

Date	11/16/2020

By	/s/ Tracy W. Bollin
              Tracy W. Bollin, Chief Financial Officer

Date	11/16/2020